Concentration of Risk and Financial Instruments (Options) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Gain from derivatives not designated as hedging instruments	$ 608
Loss from derivatives not designated as hedging instruments		(819)
Foreign Exchange Buy Put Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,100
Derivative, Fair Value, Net	81
Foreign Exchange Sell Call Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,100
Derivative, Fair Value, Net	$ (7)